Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Canadian	$ 10	$ 117
Foreign	302	467
Current income tax, Total	312	584
Canadian	17	3
Foreign	0	4
Deferred income tax, Total	17	7
Income tax provision, Total	$ 329	$ 591